Finance income and finance expenses (Tables)	12 Months Ended
Dec. 31, 2025
Finance income and finance expenses
Schedule of Finance income and finance expenses

	2025	2024	2023
Interest income under the effective interest method on:
- Debt securities - at amortised cost	1,256	1,976	2,536
- Debt securities - at FVOCI	72	69	68
- Loans receivable	22	70	1,403
- Tax refund	—	48	—
- Bank deposits	399	181	10
Total interest income arising from financial assets	1,749	2,344	4,017
Dividend income:
- Equity securities at FVTPL	750	1,371	1,231
Financial assets at FVTPL - net change in fair value:
- Mandatorily measured at FVTPL - held for trading	128	—	—
Net foreign exchange gain	796	—	—
Finance income - other	1,674	1,371	1,231
Financial assets at FVTPL - net change in fair value:
- Mandatorily measured at FVTPL - held for trading	—	(1,698)	(115)
Interest expense	(84)	(76)	(61)
Bank charges	(359)	(353)	(347)
Transaction cost	—	(116)	—
Unwinding of discount on the put option liability	—	(129)	(129)
Net foreign exchange loss	—	(5,186)	(3,395)
Finance expenses	(443)	(7,558)	(4,047)